CREDIT FACILITY - Closing of Credit Facility (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount incurred in advisory, legal and upfront fees that were directly attributable to the Credit Facility	$ 2,153
Credit facility
Disclosure of detailed information about borrowings [line items]
Amount drawn down upon closing	130,000
Amount incurred in advisory, legal and upfront fees that were directly attributable to the Credit Facility	2,200
Term facility
Disclosure of detailed information about borrowings [line items]
Amount drawn down upon closing	100,000
Amount incurred in advisory, legal and upfront fees that were directly attributable to the Credit Facility	1,435
Revolving facility
Disclosure of detailed information about borrowings [line items]
Amount drawn down upon closing	$ 30,000